Convertible Debentures (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Convertible debentures description	the Company issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures will be secured by a general security agreement granting a security interest in all of the Company’s property and assets. The debentures can be converted by the holder into common units of the company at a conversion price of CAD$0.44 per Unit. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per Unit. In connection with the issuance of the convertible debentures, the Company incurred issuance costs of $111,746.
Carrying [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	$ 931,099
Issued during the year		1,141,060
Fair value of conversion option		(132,000)
Interest accretion		33,785
Less: issuance costs		(111,746)
Less: current portion
Ending balance	931,099
Loss on settlement of debt (Note 9)
IfrsStatementLineItems [Line Items]
Beginning balance	1,029,314
Issued during the year		1,141,060
Fair value of conversion option
Interest accretion
Less: issuance costs		(111,746)
Less: current portion
Ending balance	1,029,314
Number of warrants issued to unitholders and warrant holders
IfrsStatementLineItems [Line Items]
Beginning balance	7,758
Issued during the year		7,758
Fair value of conversion option
Interest accretion
Less: issuance costs
Less: current portion	7,758
Ending balance